WITHHOLDING TAXES PAYABLE DISCLOSURE (Details) - CAD ($)	Jan. 31, 2023	Jan. 31, 2022	Jul. 31, 2020
Details
Withholding taxes payable, noncurrent	$ 158,814	$ 151,907	$ 146,237